Note 8 - Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current inventory	$ 209	$ 208	$ 1,491
Long-term prepaid expenses		626	901
Security deposits		72	81
Total other noncurrent assets	$ 735	$ 906	$ 2,473